Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001250873
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Corporate Property Associates 16 Global Incorporated
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes